Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Acruence Active Hedge U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	Acruence Active Hedge U.S. Equity ETF
Class Name	Acruence Active Hedge U.S. Equity ETF
Trading Symbol	XVOL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Acruence Active Hedge U.S. Equity ETF (the "Fund") for the period April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.acruenceetf.com. You can also request this information by contacting us at (833) 653‑6400 or by writing to the Acruence Active Hedge U.S. Equity ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 653‑6400
Additional Information Website	www.acruenceetf.com
Expenses [Text Block]

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acruence Active Hedge U.S. Equity ETF	$45	0.83%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83% [1]
Net Assets	$ 1,758,000
Holdings Count | Holdings	53
Advisory Fees Paid, Amount	$ 14,911
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Size (Thousands)	$1,758
Number of Holdings	53
Total Advisory Fee Paid	$14,911
Portfolio Turnover Rate	92%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2025)

Top Ten Holdings	(% of total net assets)
Entergy Corp.	3.5
Brookfield Renewable Partners LP	3.3
Robinhood Markets, Inc. - Class A	3.2
US Bancorp	2.7
Universal Corp.	2.7
Pinnacle West Capital Corp.	2.6
Spire, Inc.	2.3
Tapestry, Inc.	2.3
Simmons First National Corp.	2.3
Tesla, Inc.	2.3

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.